CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current liabilities:
Unamortized debt discount on convertible notes payable - current	$ 808,335	$ 353,129	$ 123,525
Unamortized debt discount on convertible notes payable related party - current	66,062	131,047
Unamortized debt discount on convertible notes payable - noncurrent	$ 0	$ 103,315	$ 43,326
Stockholders' deficit:
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	900,000,000	500,000,000	500,000,000
Common stock shares issued	512,457,350	370,728,168	279,865,011
Common stock shares outstanding	512,457,350	370,728,168	279,865,011